RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of related parties transactions [Abstract]
Disclosure of detailed information about transactions between related parties [Text Block]
During the year, Group entities entered into the following transactions with related parties:

(i)	Group companies

	2018	2017	2016
	US$’000	US$’000	US$’000

Freight revenue from related parties	-	939	1,017
Fuel and port expenses to related parties	(18,910)	(55,895)	(46,477)
Bunker swaps from related companies	111	182	-
Guarantee fees from related parties	-	325	486
Guarantee fees to related parties	(54)	(451)	(514)
Interest expense on loans from related parties	-	(629)	(312)
Interest income on amounts due from related parties	-	1,199	909
Management fees to related parties	(1,135)	(3,495)	(2,956)
Net gain on disposal of businesses	3,255	-	-
Overhead recovery from/ (to) related party (included in administrative expenses)	134	(202)	(967)
Dividend paid to related party	-	(1,674)	-
Other expenses to related parties	(187)	(1,268)	(2,216)

(ii)	Joint ventures

	2018	2017	2016
	US$’000	US$’000	US$’000

Interest income	2,573	4,346	2,728
Technical management fee income	1,625	1,625	1,427
Agency Fees from joint ventures	574	618	317
Charter hire and other related revenue	13,445	4,376	3,624
Charter hire and other related expenses	(52,050)	(50,741)	(33,643)
Payments on behalf of a joint venture	(1,217)	(585)	(2)
Purchase of ship from joint venture	10,250	-	-
Management fee income	217	350	350

Refer to Note 37 for information on the guarantees provided by the Group for loans within joint venture structures.

(iii)	Compensation of directors and key management personnel

The remuneration of the directors and other members of key management is set out below in aggregate for each of the categories specified in IAS 24 Related Party Disclosures.

	2018	2017	2016
	US$’000	US$’000	US$’000

Short-term benefits	4,839	6,026	3,511
Share-based payments	84	459	-
	4,923	6,485	3,511